Taxation (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current tax credit
Current tax credited to the income statement	£ 241	£ 407	£ 825
Adjustment in respect of prior year	9	(1)	7
Current tax credit	250	406	832
Deferred tax credit
Reversal of temporary differences
Total tax credit	£ 250	£ 406	£ 832